Goodwill and Other Acquired Intangible Assets - Schedule of Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 401,872	$ 369,811
Goodwill acquired during the period		32,420
Goodwill adjustment to correct an immaterial error		(359)
Ending Balance	$ 401,872	$ 401,872